CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 11,666	$ 41,262
Marketable securities	20,472	0
Other receivables (note 5)	521	866
Prepaid expenses (note 5)	3,025	2,776
Total current assets	35,684	44,904
Property and equipment (note 6)	356	392
Right-of-use assets (note 8)	296	584
Prepaid expenses (note 5)	998	0
Total assets	37,334	45,880
Current liabilities
Accounts payable and accrued liabilities (note 7)	3,650	1,988
Other liabilities (note 5)	0	352
Lease liabilities (note 8)	216	294
Warrant derivative (notes 9(b), 16)	79	56
Total current liabilities	3,945	2,690
Contract liability (note 12)	6,730	6,730
Lease liabilities (note 8)	157	361
Total liabilities	10,832	9,781
Commitments and contingencies (notes 13)
Shareholders’ equity
Share capital (note 9) Authorized: unlimited Issued: December 31, 2022 – 61,327,914 December 31, 2021 – 55,043,789	404,040	391,348
Warrants (note 9)	0	3,618
Contributed surplus (note 10)	40,051	34,161
Accumulated other comprehensive income	662	388
Accumulated deficit	(418,251)	(393,416)
Total shareholders’ equity	26,502	36,099
Total liabilities and shareholders' equity	$ 37,334	$ 45,880